Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement on the company’s financial statements is reflected - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021
As Previously Reported [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement on the company’s financial statements is reflected [Line Items]
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	20,762,250	19,651,294	20,245,982
Basic and diluted net loss per share, Class A common stock
Basic and diluted weighted average shares outstanding, Class B common stock	8,921,066	8,597,753	7,987,750
Basic and diluted net loss per share, Class B common stock (in Dollars per share)	$ (0.64)	$ 1	$ 0.42
As Restated [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement on the company’s financial statements is reflected [Line Items]
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	23,000,000	23,000,000	10,038,674
Basic and diluted net loss per share, Class A common stock	(0.18)	0.3	0.22
Basic and diluted weighted average shares outstanding, Class B common stock	5,750,000	5,658,333	5,658,333
Basic and diluted net loss per share, Class B common stock (in Dollars per share)	$ (0.18)	$ 0.3	$ 0.22